481-8686



                           May 6, 1997



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  MBL Variable Contract Account-7
     Registration No.: 333-01151


Commissioners:

      Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that the form of the Prospectus and Statement of Additional Information dated May 1, 1997 that would have been filed pursuant to paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement.

      The text of the most recent amendment has been filed electronically. If you have any questions, please contact Vicki
Herbst at (201) 481-7896.


                                   Very truly yours,

                                   JUDITH C. KEILP
                                   Judith C. Keilp
                                   Counsel




cc:  Stephen E. Roth, Esquire